Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2012
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class A Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.17%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class B Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.03%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.92%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class C Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.03%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.92%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class I Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.85%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class R Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.53%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.42%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class W Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.17%
(Columbia Convertible Securities Fund - Z) | (Columbia Convertible Securities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.03%
Fee waivers and/or reimbursements	(0.11%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.92%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.18%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class B Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.93%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class C Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.93%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class I Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.73%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class R Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.43%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class W Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.18%
(Columbia Large Cap Value Fund - Y) | (Columbia Large Cap Value Fund) | Class Y Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.73%
(Columbia Large Cap Value Fund - Z) | (Columbia Large Cap Value Fund) | Class Z Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.93%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class A Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.19%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class B Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.94%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class C Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.94%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class I Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.73%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class R Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.44%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[2]
Total annual Fund operating expenses	1.03%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class W Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.19%
(Columbia Mid Cap Value Fund - Y) | (Columbia Mid Cap Value Fund) | Class Y Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%
(Columbia Mid Cap Value Fund - Z) | (Columbia Mid Cap Value Fund) | Class Z Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[2]
Total annual Fund operating expenses	0.94%
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.34%
Total annual Fund operating expenses	1.40%
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class B Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.34%
Total annual Fund operating expenses	2.15%
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class C Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.34%
Total annual Fund operating expenses	2.15%
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class I Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%
Total annual Fund operating expenses	0.84%
Fee waivers and/or reimbursements	none	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class R Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.34%
Total annual Fund operating expenses	1.65%
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Small Cap Value Fund II - Z) | (Columbia Small Cap Value Fund II) | Class Z Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%
Total annual Fund operating expenses	1.15%
Fee waivers and/or reimbursements	(0.09%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.34%
Fee waivers and/or reimbursements	(0.09%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	2.09%
Fee waivers and/or reimbursements	(0.09%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.00%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	2.09%
Fee waivers and/or reimbursements	(0.09%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.00%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	(0.02%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.59%
Fee waivers and/or reimbursements	(0.09%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.50%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.34%
Fee waivers and/or reimbursements	(0.09%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Columbia Marsico Growth Fund - Z) | (Columbia Marsico Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.09%
Fee waivers and/or reimbursements	(0.09%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.73%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.20%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class B Shares
Operating Expenses:
Management fees	0.73%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.95%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class C Shares
Operating Expenses:
Management fees	0.73%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.95%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.73%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.76%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class W Shares
Operating Expenses:
Management fees	0.73%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.20%
(Columbia Large Cap Core Fund - Z) | (Columbia Large Cap Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.73%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.95%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.38%
Fee waivers and/or reimbursements	(0.13%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class B Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	2.13%
Fee waivers and/or reimbursements	(0.13%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.00%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class C Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	2.13%
Fee waivers and/or reimbursements	(0.13%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.00%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class I Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.91%
Fee waivers and/or reimbursements	(0.07%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Marsico Focused Equities Fund - Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.13%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.39%
Fee waivers and/or reimbursements	(0.08%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class B Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	2.14%
Fee waivers and/or reimbursements	(0.08%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class C Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	2.14%
Fee waivers and/or reimbursements	(0.08%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class R Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.64%
Fee waivers and/or reimbursements	(0.08%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Marsico 21st Century Fund - Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.14%
Fee waivers and/or reimbursements	(0.08%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class A Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.37%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class B Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	2.12%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class C Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	2.12%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class I Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[2]
Total annual Fund operating expenses	0.91%
(Columbia Small Cap Growth Fund II - Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.12%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%	[13]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.42%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%	[13]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[2]
Total annual Fund operating expenses	0.83%
Fee waivers and/or reimbursements	(0.37%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.46%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%	[13]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.53%
Fee waivers and/or reimbursements	(0.42%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.11%
(Columbia Large Cap Enhanced Core Fund - Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares
Operating Expenses:
Management fees	0.75%	[13]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[2]
Total annual Fund operating expenses	0.83%
Fee waivers and/or reimbursements	(0.37%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.46%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%	[13]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.03%
Fee waivers and/or reimbursements	(0.42%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.61%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	none
Total annual Fund operating expenses	0.45%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class B Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	none
Total annual Fund operating expenses	1.20%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%
(Columbia Large Cap Index Fund - Z) | (Columbia Large Cap Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	0.68%
Fee waivers and/or reimbursements	(0.22%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.46%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	0.23%
Fee waivers and/or reimbursements	(0.15%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.08%
(Columbia Mid Cap Index Fund - Z) | (Columbia Mid Cap Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	0.43%
Fee waivers and/or reimbursements	(0.22%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	none
Acquired Fund Fees and Expenses	0.02%
Total annual Fund operating expenses	0.47%	[19]
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class B Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	none
Acquired Fund Fees and Expenses	0.02%
Total annual Fund operating expenses	1.22%	[19]
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Acquired Fund Fees and Expenses	0.02%
Total annual Fund operating expenses	0.22%	[19]
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total annual Fund operating expenses	0.47%	[19]
(Columbia Small Cap Index Fund - Z) | (Columbia Small Cap Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Acquired Fund Fees and Expenses	0.02%
Total annual Fund operating expenses	0.22%	[19]

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.17% for Class A, 1.92% for Class B, 1.92% for Class C, 0.74% for Class I, 1.42% for Class R and 1.17% for Class W.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.92% for Class Z.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.87% for Class Y.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.31% for Class A, 2.06% for Class B, 2.06% for Class C, 0.98% for Class I and 1.56% for Class R.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.06% for Class Z.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 0.87% for Class I, 1.50% for Class R and 1.25% for Class W.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.00% for Class Z.
[10]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, and 0.84% for Class I.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.31% for Class A, 2.06% for Class B, 2.06% for Class C, and 1.56% for Class R.
[12]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.06% for Class Z.
[13]	Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2013, June 30, 2014 and June 30, 2015, respectively.
[14]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.86% for Class A, 0.46% for Class I and 1.11% for Class R.
[15]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.46% for Class Y.
[16]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.61% for Class Z.
[17]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.45% for Class A and 0.07% for Class I.
[18]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class Z.
[19]	Total annual Fund operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled "Financial Highlights" which reflects only those expenses paid directly by the Fund.